Segment Information	6 Months Ended
Jun. 30, 2021
Segment Information
Segment Information

Note 19 – Segment Information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Due to business strategic changes, the Company merged consumer products segment and trading segment. As a result, the Company has determined that it has two operating segments as defined by ASC 280, “Segment Reporting”: consumer products and electric vehicles (“EV”). Consumer products segment manufactures, sell and trade Charcoal Doctor branded products and BBQ charcoal in China. The EV segment was acquired in July 2017. Management, including the chief operating decision maker, reviews operation results of consumer products and electric vehicles separately.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the six months ended June 30, 2021 and 2020, respectively.

	Consumer Products		EV		Total
	Six months	Six months	Six months	Six months	Six months	Six months
	ended	ended	ended	ended	ended	ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Revenue from external customers	$20,447,438	$22,469,575	$185,750	$420,209	$20,633,188	$22,889,784
Revenue from inter segment	(375,539)	(105,710)		—	(375,539)	(105,710)
Cost of revenue	16,546,125	19,419,498	114,262	397,765	16,660,387	19,817,263
Gross profit	3,901,313	3,050,077	71,488	22,444	3,972,801	3,072,521
Interest Expenses	137,594	184,019	—	269	137,594	184,288
Depreciation & amortization	140,507	135,353	329,842	308,477	470,349	443,830
Capital expenditure	—	9,524	5,086	—	5,086	9,524
Segment assets	108,333,237	91,208,442	12,152,496	22,734,860	120,485,733	113,943,302
Segment profit	$199,180	$1,815,262	$(6,951,392)	$(844,067)	$(6,752,212)	$971,195

Note 19 – Segment Information (continued)

All of the Company’s long-lived assets are located in the PRC. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended June 30,
	2021	2020
Revenue from China	$20,633,188	$22,889,784
Revenue directly from foreign countries	—	—
Total Revenue	$20,633,188	$22,889,784